Acquisition - Estimated Fair Value of Consideration Transferred in Connection with Acquisition (Detail) (Reverse Mortgage Solutions, Inc. [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 03, 2012	Dec. 31, 2013
Reverse Mortgage Solutions, Inc. [Member]
Business Acquisition [Line Items]
Cash to owners	$ 95,000	$ 95,000
Company common stock		41,346
Total consideration		$ 136,346	$ 136,300